STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 14. STOCK-BASED COMPENSATION

As of March 31, 2026, the Company had an active stock-based incentive compensation plan and an employee stock purchase plan: the 2022 Equity Incentive Plan (the “2022 Plan”) and the 2022 Employee Stock Purchase Plan (the “ESPP”). All new equity compensation grants were issued under these two plans; however, outstanding awards previously issued under inactive plans will continue to vest and remain exercisable in accordance with the terms of the respective plans.

The 2022 Plan provides for the grant of stock and stock-based awards including stock options, restricted stock, restricted stock units, performance awards, and stock appreciation rights. As of March 31, 2026, there were approximately 16,500 shares available for grant under the 2022 Plan and approximately 151,000 shares available for grant under the ESPP.

Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations and comprehensive loss is classified as follows:

	Three months ended March 31,
	2026	2025
Selling and marketing	$191,375	$196,488
General and administrative	11,186	101,517
Cost of revenue	—	105,734
Research and development	—	93,425
Total stock-based compensation expense	$202,561	$497,164

The Company’s stock-based compensation expense is based on the value of the portion of stock-based payment awards that are ultimately expected to vest. During the three months ended March 31, 2026 and 2025, stock-based compensation relating to stock-based awards granted to consultants was $191,375 and $219,316, respectively, which includes expense that relates to the arrangements further described below under Common Stock Issued for Services.

Restricted Stock Units

The Company had no outstanding restricted stock units ("RSUs") as of March 31, 2026 and December 31, 2025. The total grant date fair value of RSUs vested was nil and $216,846 during the three months ended March 31, 2026 and 2025, respectively.

As of March 31, 2026, there was no unrecognized stock-based compensation cost related to RSUs.

Stock Options

The Company's outstanding stock options generally vest on a monthly basis over a one-year period, subject to continued employment or service as a director, as the case may be, with the first installment beginning on the grant date, and generally expire 10 years from the date of the grant. All unvested options vest immediately upon a change in control, subject to the participant’s continued employment or service as a director, as the case may be, through the occurrence of such event. Vested options are generally exercisable for three years after the participant ceases employment with the Company.

The following table shows a summary of the Company's stock option activity for the three months ended March 31, 2026:

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2025	50,968	$4.80	9.5	$4,306.53
Options cancelled or forfeited	(1,187)	$113.77
Options outstanding at March 31, 2026	49,781	$2.20	9.5	$—
Options exercisable at March 31, 2026	24,921	$3.47	9.5	$—
Options vested and expected to vest at March 31, 2026	49,781	$2.20	9.5	$—

As of March 31, 2026, total unrecognized stock-based compensation cost related to stock options was $17,908, which is expected to be recognized over a weighted-average period of 0.42 years.

The Company estimates the fair value of the options utilizing the Black-Scholes option pricing model, which is subjective and dependent upon several variables, including expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free interest rate over the expected option term and expected dividend yield rate over the expected option term. The Company uses the simplified method to estimate expected term of its stock options, which represents an estimate of the period of time utilizing the mid period of the vesting dates and the expiration date, because it does not have sufficient historical exercise data due to the recency of its IPO. The risk-free interest rate is based on the term structure of interest rates at the time of the option grant based on the determined term utilized. Expected volatility is based on the weighted average of the historical returns on our stock and a group of comparable companies. There were no options granted during the three months ended March 31, 2026 and 2025.

Common Stock Issued for Services

During 2025, the Company entered into arrangements with non-employee consultants for services to be provided in exchange for (i) the issuance of 767,573 shares of Common Stock, (a) 200,401 of which were equity-classified, with 100,201 of those shares relating to services previously provided and the remaining 100,200 shares relating to services to be provided over the term of the agreement, and (b) 567,172 of which were liability-classified, and for which all services have not yet been provided by the non-employee consultants, and (ii) the required quarterly issuance of a variable number of shares of Common Stock equal to $25,000, priced based on the average closing price of the Company's Common Stock for the previous five trading dates prior to issuance, which are liability-classified. The amount of 567,172 shares of Common Stock was adjustable, as of the earlier of a resale registration statement's effectiveness or six months from the date of the agreement, to ensure an aggregate market value of $600,000, with shares of Common Stock forfeited if the value was higher and additional shares of Common Stock issued if lower. In accordance with this provision, during 2025, the Company issued an additional 285,598 shares of Common Stock.

As of March 31, 2026, the Company was required to issue 142,857 shares of Common Stock pursuant to the required quarterly issuances under the arrangement, which had not yet been issued as of March 31, 2026. During the three months ended March 31, 2026 and 2025, there were 28,960 and nil, respectively, of shares of Common Stock issued pursuant to this provision.

Equity-classified awards

Stock-based compensation expense for the equity-classified awards was recognized based on the fair value of the Company’s Common Stock on the date of grant over the requisite service period. For the three months ended March 31, 2026 and 2025, the total stock-based compensation expense recognized for the equity-classified awards was $16,375 and $136,384, respectively. Additionally, as of March 31, 2026 and December 31, 2025, as the non-employee consultants had not provided all services related to the 100,200 shares issued where the service term had not ended, $60,040 and $76,415, respectively, was recorded within prepaid expenses and other current assets on the condensed consolidated balance sheets, which is amortized using the straight-line method to stock-based compensation expense over the remaining requisite service period.

Liability-classified awards

Liability-classified awards represent compensation for services to be provided over the term of the agreements, and are measured based on a fixed monetary value to be paid to the non-employee consultants settled through the issuance of a variable number of shares of Common Stock.

For the three months ended March 31, 2026 and 2025, the total stock-based compensation expense recognized for the liability-classified awards was $175,000 and $51,073, respectively. As of each of March 31, 2026 and December 31, 2025, $25,000 was included within accrued expenses on the condensed consolidated balance sheet related to the required quarterly issuance of Common Stock. Additionally, as of March 31, 2026 and December 31, 2025, as the non-employee consultants had not provided all services related to the 852,770 shares issued and the service term had not ended, $375,000 and $525,000, respectively, was recorded within prepaid expenses and other current assets on the condensed consolidated balance sheets, which is amortized using the straight-line method to stock-based compensation expense over the remaining requisite service period.

Market-Based Awards

During the three months ended March 31, 2026, the Company entered into arrangements with certain employees and a non-employee consultant that provide for the potential issuance of equity awards pursuant to the 2022 Plan subject to market conditions.

Consultant Awards

On February 1, 2026, the Company entered into a consulting agreement with a non-employee strategic advisor that includes equity awards to be settled in Common Stock to be issued by the Company. The awards are non-cumulative and are determined using a volume-weighted average price test (the "VWAP Test") over twenty consecutive trading days during the year ended December 31, 2026. The number of shares issuable is determined by the single highest award tier achieved during the year ended December 31, 2026, as follows:

•
Tier 1: If the VWAP Test is satisfied at $3.49 (and no higher threshold is satisfied), the Consultant earns 70,140 shares.
•
Tier 2: If the VWAP Test is satisfied at $4.99 (and no higher threshold is satisfied), the Consultant earns 100,200 shares.
•
Tier 3: If the VWAP Test is satisfied at $9.98 or higher, the Consultant earns 150,301 shares, plus an additional 150,301 shares for each additional $4.99 threshold above $9.98 that is satisfied, subject to an aggregate Tier 3 cap of 601,202 shares.

The awards are subject to continuous service and vest on January 20, 2027. The arrangement includes change of control protections and good-leaver protections. Additionally, the awards include a mandatory fallback cash settlement mechanism that if the equity award cannot be settled within 90 days after January 20, 2027 (or by March 31, 2027, if earlier), it must first attempt to reserve shares at its next evergreen share pool renewal, and if the award has still not been settled in equity within 183 days after that outside date, the Company is required to pay the consultant in cash based on the earned success fee value, with any partial equity settlement reducing the cash obligation dollar-for-dollar. Additionally, in the event of a change of control, the consultant may elect settlement in cash or in the same form of consideration received by common stockholders. As of and for the three months ended March 31, 2026, the stock-based compensation expense and associated liability were each immaterial.

The Company determined the fair value using a Monte Carlo simulation based approach, a Level 3 valuation, with the following assumptions:

Three months ended March 31,
2026
Stock Price	$$0.1773 - $0.2100
Expected term (in years)	0.80 - 0.90
Expected volatility	164.0% - 168.0%
Risk-free interest rate	3.4% - 3.7%
Expected dividend yield	0.0%

Lyocon Acquisition Awards

On January 15, 2026, in connection with the Company's incentive plan related to the Lyocon Acquisition discussed in Note 4, the Company issued equity awards to each of the Lyocon sellers pursuant to the 2022 Plan to be settled in Common Stock based on performance targets tied to the Company's stock price. Under the equity awards, (i) if the share price of Common Stock reaches $3.49 for over 20 consecutive trading days in 2026, the participant is entitled to equity awards equal to 0.07% of the Company’s market cap; (ii) if the share price of Common Stock reaches $4.99 for over 20 consecutive trading days in 2026, the participant is entitled to equity awards equal to 0.10% of the Company’s market cap; or (iii) if the share price of Common Stock reaches $9.98 for over 20 consecutive trading days in 2026, the participant is entitled to equity awards equal to 0.15% of the Company’s market cap. The highest target achieved within 2026 determines the value of the equity award for 2026 for each seller. The equity incentive for each employee is non-cumulative; the highest target achieved within the fiscal year determines the value of the equity grant at year-end. The awards are subject to continuous employment and vest on January 20, 2027. As of and for the three months ended March 31, 2026, the stock-based compensation expense and associated liability were each immaterial.

The Company determined the fair value using a Monte Carlo simulation based approach, a Level 3 valuation, with the following assumptions:

Three months ended March 31,
2026
Stock Price	$$0.1773 - $0.1837
Expected term (in years)	0.80 - 1.00
Expected volatility	168.0% - 175.0%
Risk-free interest rate	3.5% - 3.7%
Expected dividend yield	0.0%

NOTE 13. STOCK-BASED COMPENSATION

As of December 31, 2025, the Company had an active stock-based incentive compensation plan and an employee stock purchase plan: the 2022 Equity Incentive Plan (the “2022 Plan”) and the 2022 Employee Stock Purchase Plan (the “ESPP”). All new equity compensation grants were issued under these two plans; however, outstanding awards previously issued under inactive plans will continue to vest and remain exercisable in accordance with the terms of the respective plans.

The 2022 Plan provides for the grant of stock and stock-based awards including stock options, restricted stock, restricted stock units, performance awards, and stock appreciation rights. Effective July 1, 2025, the shares available for grant under the 2022 Plan and the ESPP increased by 713,000 and 143,000 shares, respectively, in accordance with the terms of the respective plans. As of December 31, 2025, there were approximately 15,300 shares available for grant under the 2022 Plan and approximately 151,000 shares available for grant under the ESPP.

Stock-Based Compensation Expense

Total stock-based compensation expense recognized in the Company’s consolidated statements of operations is classified as follows:

	Year ended December 31,
	2025	2024
Cost of revenue	$105,734	$466,658
Research and development	93,425	476,666
Selling and marketing (1)	360,639	(181,160)
General and administrative	1,232,742	1,103,931
Total stock-based compensation expense	$1,792,540	$1,866,095

_______________

(1)
Amount presented for 2024 includes the reversal of stock compensation expense due to the departure of our Chief Marketing and Sales Officer in April 2024 and the resultant forfeiture of his unvested awards.

The Company’s stock-based compensation expense is based on the value of the portion of stock-based payment awards that are ultimately expected to vest. During the years ended December 31, 2025 and 2024, stock-based compensation relating to stock-based awards granted to consultants was $399,193 and $178,877, respectively. The 2025 amount includes expense that relates to the arrangements further described below under Common Stock Issued for Services.

Restricted Stock Units

Restricted stock units ("RSUs") granted by the Company under the 2022 Plan during the year ended December 31, 2025 vested at the grant date. The following table shows a summary of the Company's RSU activity for the year ended December 31, 2025:

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	915	$1,113.11
RSUs granted	711,023	$0.81
RSUs vested	(711,559)	$1.67
RSUs forfeited	(379)	$561.81
Unvested at December 31, 2025	—	$—

The total grant date fair value of RSUs awarded was $576,924 and $246,000 during the years ended December 31, 2025 and 2024, respectively. The total grant date fair value of RSUs vested was $1,188,648 and $1,284,257 during the years ended December 31, 2025 and 2024, respectively.

As of December 31, 2025, there was no unrecognized stock-based compensation cost related to RSUs.

Stock Options

The Company's outstanding stock options generally vest on a monthly basis over a one-year period, subject to continued employment or service as a director, as the case may be, with the first installment beginning on the grant date, and generally expire 10 years from the date of the grant. All unvested options vest immediately upon a change in control, subject to the participant’s continued employment or service as a director, as the case may be, through the occurrence of such event. Vested options are generally exercisable for three years after the participant ceases employment with the Company.

The following table shows a summary of the Company's stock option activity for the year ended December 31, 2025:

	Number of Stock Options Outstanding	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2024	43,774	$203.58	7.1	$7,375.15
Options granted	49,599	$0.71
Options cancelled or forfeited	(42,405)	$204.38
Options outstanding at December 31, 2025	50,968	$4.80	9.5	$4,306.53
Options exercisable at December 31, 2025	13,696	$15.15	8.9	$1,076.57
Options vested and expected to vest at December 31, 2025	50,968	$4.80	9.5	$4,306.53

The weighted-average grant date fair value of options granted was $0.73 and $15.82 per share for the year ended December 31, 2025 and 2024, respectively.

As of December 31, 2025, total unrecognized stock-based compensation cost related to stock options was $29,307, which is expected to be recognized over a weighted-average period of 0.67 years.

The Company estimates the fair value of the options utilizing the Black-Scholes option pricing model, which is subjective and dependent upon several variables, including expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free interest rate over the expected option term and expected dividend yield rate over the expected option term. The Company uses the simplified method to estimate expected term of its stock options, which represents an estimate of the period of time utilizing the mid period of the vesting dates and the expiration date, because it does not have sufficient historical exercise data due to the recency of its IPO. The risk-free interest rate is based on the term structure of interest rates at the time of the option grant based on the determined term utilized. Expected volatility is based on the weighted average of the historical returns on our stock and a group of comparable companies. A summary of the weighted average assumptions the Company utilized for option grants during the years ended December 31, 2025 and 2024, respectively, are as follows:

	Year ended December 31,
	2025	2024
Expected term (in years)	5.2	4.0
Expected volatility	134.0%	47.8% - 55.0%
Risk-free interest rate	3.7%	4.0% - 4.5%
Expected dividend yield	0.0%	0.0%

Common Stock Issued for Services

During 2025, the Company entered into arrangements with non-employee consultants for services to be provided in exchange for (i) the issuance of 767,573 shares of Common Stock, (a) 200,401 of which were equity-classified, with 100,201 of those shares relating to services previously provided and the remaining 100,201 shares relating to services to be provided over the term of the agreement, and (b) 567,173 of which were liability-classified, and for which all services have not yet been provided by the non-employee consultants, and (ii) the required quarterly issuance of a variable number of shares of Common Stock equal to $25,000, priced based on the average closing price of the Company's Common Stock for the previous five trading dates prior to issuance, which are liability-classified.

The amount of 567,173 shares of Common Stock was adjustable, as of the earlier of a resale registration statement’s effectiveness or six months from the date of the agreement, to ensure an aggregate market value of $600,000, with shares of Common Stock forfeited if the value was higher and additional shares of Common Stock issued if lower. In accordance with this provision, during the year ended December 31, 2025, the Company issued an additional 285,598 shares of Common Stock. Additionally, as of December 31, 2025, the Company was required to issue 104,294 shares of Common Stock pursuant to the required quarterly issuances under the arrangement, of which 28,960 shares had not yet been issued as of December 31, 2025.

Equity-classified awards

Stock-based compensation expense for the equity-classified awards was recognized based on the fair value of the Company’s Common Stock on the date of grant over the requisite service period. For the year ended December 31, 2025, the total stock-based compensation expense recognized for the equity-classified awards was $185,583. Additionally, as of December 31, 2025, as the non-employee consultants had not provided all services related to the 100,201 shares issued and the service term had not ended, $76,415 was recorded within prepaid expenses and other current assets on the consolidated balance sheet, which will be amortized using the straight-line method to stock-based compensation expense over the remaining requisite service period.

Liability-classified awards

Liability-classified awards represent compensation for services to be provided over the term of the agreements, and are measured based on a fixed monetary value to be paid to the non-employee consultants settled through the issuance of a variable number of shares of Common Stock.

For the year ended December 31, 2025, the total stock-based compensation expense recognized for the liability-classified awards was $175,000. As of December 31, 2025, $25,000 is included within accrued expenses on the consolidated balance sheet related to the required quarterly issuance of Common Stock. Additionally, as of December 31, 2025, as the non-employee consultants had not provided all services related to the 852,770 shares issued and the service term had not ended, $525,000 was recorded within prepaid expenses and other current assets on the consolidated balance sheets, which will be amortized using the straight-line method to stock-based compensation expense over the remaining requisite service period.